COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	Facilities	Equipment

Year ending March 31, 2015	$26,333	$10,436
Year ending March 31, 2016	28,293	10,436
Year ending March 31, 2017	9,648	10,436
Year ending March 31, 2018		4,347
Total Minimum Lease Payments:	$64,274	$35,655